Financial risk management - Fair value estimation (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Group's financial assets and financial liabilities that are measured at fair value
Assets	¥ 35,058
Investment properties
Group's financial assets and financial liabilities that are measured at fair value
Assets	35,058
Level 3
Group's financial assets and financial liabilities that are measured at fair value
Assets	35,058
Level 3 | Investment properties
Group's financial assets and financial liabilities that are measured at fair value
Assets	¥ 35,058